Consolidated Statements of Changes in Stockholders’ Equity (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax, Portion Attributable to Parent	$ 2,543	$ 166,652	$ (116,066)	$ (61,806)
Common Stock, Dividends, Per Share, Cash Paid			$ 0.70	$ 0.64